Other assets - Schedule of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Assets [Abstract]
Intangible assets	$ 75.7	$ 90.1
Deferred dry-dock	86.9	79.4	$ 63.8
Restricted cash	11.0	38.2
Contingent consideration asset	39.5	49.2
Business Combination, Indemnification Asset Claim, Noncurrent	0.0	42.5
Deferred financing fees on undrawn financings	57.3	77.0
Other	42.4	48.0
Other assets (note 12)	$ 312.8	$ 424.4